iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Pharmaceuticals  —  99 .9%
Amneal Pharmaceuticals, Inc. , Class A
(a)
.......... 416,287 $ 3,367,762
Amphastar Pharmaceuticals, Inc.
(a)
.............. 101,686 2,334,711
ANI Pharmaceuticals, Inc.
(a)
................... 47,078 3,071,839
Arvinas, Inc.
(a) (b)
........................... 188,168 1,384,916
Axsome Therapeutics, Inc.
(a)
.................. 114,455 11,947,957
Bristol-Myers Squibb Co. ..................... 505,212 23,386,263
Collegium Pharmaceutical, Inc.
(a) (b)
.............. 88,908 2,629,010
Corcept Therapeutics, Inc.
(a) (b)
................. 261,189 19,171,273
Edgewise Therapeutics, Inc.
(a) (b)
................ 192,041 2,517,657
Elanco Animal Health, Inc.
(a) (b)
................. 1,374,428 19,626,832
Eli Lilly & Co. ............................ 156,697 122,150,012
Enliven Therapeutics, Inc.
(a) (b)
.................. 108,281 2,172,117
Evolus, Inc.
(a) (b)
........................... 139,403 1,283,902
Harmony Biosciences Holdings, Inc.
(a)
............ 106,473 3,364,547
Harrow, Inc.
(a) (b)
........................... 87,311 2,666,478
Innoviva, Inc.
(a) (b)
.......................... 152,853 3,070,817
Jazz Pharmaceuticals PLC
(a) (b)
................. 170,564 18,100,252
Johnson & Johnson ........................ 816,097 124,658,817
Ligand Pharmaceuticals, Inc.
(a) (b)
................ 53,395 6,069,944
Liquidia Corp.
(a) (b)
.......................... 132,275 1,648,146
Merck & Co., Inc. .......................... 315,506 24,975,455
Mind Medicine MindMed, Inc.
(a)
................ 188,477 1,223,216
Nuvation Bio, Inc. , Class A
(a) (b)
................. 714,683 1,393,632
Ocular Therapeutix, Inc.
(a)
.................... 357,087 3,313,767
Organon & Co. ........................... 719,404 6,963,831
Pacira BioSciences, Inc.
(a)
.................... 128,123 3,062,140
Perrigo Co. PLC .......................... 380,455 10,165,758
Pfizer, Inc. .............................. 1,035,191 25,093,030
Security Shares Value
a
Pharmaceuticals (continued)
Prestige Consumer Healthcare, Inc.
(a)
............ 136,752 $ 10,919,647
Royalty Pharma PLC , Class A ................. 744,243 26,815,075
Supernus Pharmaceuticals, Inc.
(a) (b)
.............. 154,947 4,883,929
Tarsus Pharmaceuticals, Inc.
(a) (b)
................ 105,805 4,286,160
Theravance Biopharma, Inc.
(a)
................. 98,371 1,085,032
Viatris, Inc. .............................. 2,821,990 25,200,371
WaVe Life Sciences Ltd.
(a) (b)
................... 328,188 2,133,222
Zoetis, Inc. , Class A ........................ 152,356 23,759,918
a
Total Long-Term Investments — 99.9%
(Cost: $ 567,049,892 ) ................................ 549,897,435
a
Short-Term Securities
Money Market Funds  —  6 .8%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.47%
(c) (d) (e)
............................ 37,081,431 37,096,263
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................. 441,531 441,531
a
Total Short-Term Securities — 6.8%
(Cost: $ 37,531,552 ) ................................. 37,537,794
Total Investments — 106.7%
(Cost: $ 604,581,444 ) ................................ 587,435,229
Liabilities in Excess of Other Assets — ( 6 .7 ) % ............... (36,981,855)
Net Assets — 100.0% ................................. $ 550,453,374
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 31,199,933  $ 5,898,072
(a)
$ —  $ (2,103) $ 361  $ 37,096,263  37,081,431  $ 11,006
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 710,096  —  (268,565)
(a)
—  —  441,531  441,531  15,892  —
$ (2,103) $ 361
$ 37,537,794
$ 26,898  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
U.S. Pharmaceuticals ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 4 09/19/25 $ 549 $ 4,250
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 549,897,435  $ —  $ —  $ 549,897,435
Short-Term Securities
Money Market Funds ...................................... 37,537,794  —  —  37,537,794
$ 587,435,229  $ —  $ —  $ 587,435,229
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,250  $ —  $ —  $ 4,250
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.